Other Operating Expenses - Summary of other operating expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature [abstract]
Sales and marketing expense	$ 1,287	$ 764	$ 850
Legal, audit, accounting and other services	2,332	2,906	1,618
IT expenses	2,047	1,621	1,367
Travel expense	132	125	635
Other operating expenses	1,449	520	170
Total other operating expenses	$ 7,347	$ 5,936	$ 4,641